Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
—MIND Technology, Inc., a Delaware corporation (the “Company”), formerly Mitcham Industries, Inc., a Texas corporation, was incorporated in 1987. Effective August 3, 2020 the Company effectuated a reincorporation to the state of Delaware. Concurrent with the reincorporation the name of the Company was changed to MIND Technology, Inc. and the number of shares of common stock and preferred stock authorized for issuance was increased. See Note 20 – Corporate Restructuring.
The Company, through its wholly owned subsidiaries, Seamap Pte Ltd, MIND Maritime Acoustics, LLC (formerly Seamap USA, LLC), Seamap (Malaysia) Sdn Bhd and Seamap (UK) Ltd, collectively “Seamap”, and its wholly owned subsidiary, Klein Marine Systems, Inc. (“Klein”), designs, manufactures and sells a broad range of proprietary products for the seismic, hydrographic and offshore industries with product sales and support facilities based in Singapore, Malaysia, the United Kingdom and the states of New Hampshire and Texas. Prior to July 31, 2020, the Company, through its wholly owned Canadian subsidiary, Mitcham Canada, ULC (“MCL”), its wholly owned Hungarian subsidiary, Mitcham Europe Ltd. (“MEL”), and its branch operations in Colombia, provided full-service equipment leasing, sales and service to the seismic industry worldwide. Effective July 31, 2020, the Leasing Business has been classified as held for sale on the financial results reported as discontinued operations (see Note 2 – “Assets Held for Sale and Discontinued Operations” for additional details). All intercompany transactions and balances have been eliminated in consolidation. During February 2019, the Company completed the sale of its wholly owned Australian subsidiary, Seismic Asia Pacific Pty Ltd. (“SAP”) (see Note 23 - “Sale of Subsidiary” for additional details related to this transaction).

Revenue Recognition of Marine Technology Product Sales, Long-term Projects, and Service Agreements
Revenue Recognition of Marine Technology Product Sales
—Revenues and cost of sales from the sale of marine technology products are recognized upon acceptance of terms and completion of our performance obligations, which is typically when delivery has occurred, barring any question as to collectability.
Revenue Recognition of Long-term Projects
—From time to time the Company enters into contracts whereby certain marine equipment is assembled or manufactured and sold, primarily to governmental entities. Performance under these contracts generally occurs over a period of three to twelve months. Revenue and costs related to these contracts are recognized “over time”, as each separately identified performance obligation is satisfied.
Revenue Recognition of Service Agreements
—In some cases the Company provides
on-going
support services pursuant to contracts that generally have a term of 12 months. The Company recognizes revenue from these contracts ratably over the term of the contract. The Company may also provide support services on a time and material basis. Revenue from these arrangements is recognized as the services are provided. For certain new systems, the Company provides support services for up to 12 months at no additional charge. Any amounts attributable to these support obligations are immaterial. Revenues from service contracts for fiscal years ended 2021 and 2020 were not material and as a result are not presented separately in the financial statements.

Revenue Recognition of Leasing Arrangements
Revenue Recognition of Leasing Arrangements
—The Company leases various types of seismic equipment to seismic data acquisition companies. All leases at January 31, 2021 and 2020 are for one year or less. Lease revenue is recognized ratably over the term of the lease. The Company does not enter into leases with embedded maintenance obligations. The standard lease provides that the lessee is responsible for maintenance and repairs to the equipment, excluding normal wear and tear. The Company occasionally provides technical advice to its customers without additional compensation as part of its customer service practices. Repairs or maintenance performed by the Company is charged to the lessee, generally on a time and materials basis. Repair and maintenance revenues are recognized as incurred. Effective July 31, 2020, the Leasing Business has been classified as held for sale on the financial results reported as discontinued operations (see Note
 2
—
“Assets Held for Sale and Discontinued Operations” for additional details).

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
—Trade receivables are uncollateralized customer obli
gation
s due under normal trade terms. The carrying amount of trade receivables and contracts receivable is reduced by a valuation allowance that reflects management’s estimate of the amounts that will not be collected, based on the age of the receivable, payment history of the customer, general industry conditions, general financial condition of the customer and any financial or operational leverage the Company may have in a particular situation. Amounts are written-off
when collection is deemed unlikely. Past due amounts are determined based on contractual terms. The Company generally does not charge interest on past due accounts.

Cash and Cash Equivalents	Cash and Cash Equivalents —The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Short-term Investments	Short-term Investments— The Company considers all highly liquid investments with an original maturity greater than three months, but less than twelve months, to be short-term investments.
Inventories
Inventories
—Inventories are stated at the lower of cost or market. An allowance for obsolescence is maintained to reduce the carrying value of any materials or parts that may become obsolete. Inventories are periodically monitored to ensure that the allowance for obsolescence covers any obsolete items.

Property and Equipment
Property and Equipment
—Property and equipment is carried at cost, net of accumulated depreciation. Depreciation is computed on the straight-line method over the related estimated useful lives. The estimated useful lives of equipment range from three to seven years. Buildings are depreciated over 30 years and property improvements are amortized over 10 years or the shorter of their useful life. Leasehold improvements are amortized over the shorter of the realized estimated useful life or the life of the respective leases. No salvage value is assigned to property and equipment.

Intangible Assets
Intangible Assets
—Intangible assets are carried at cost, net of accumulated amortization. Amortization is computed on the straight-line method (for customer relationships, the straight-line method is not materially different from other methods that estimate run off of the underlying customer base) over the estimated life of the asset. Proprietary rights, developed technology and amortizable tradenames are amortized over a 10 to
15-year
period. Customer relationships are amortized over an eight-year period. Patents are amortized over an eight to ten-year
period.

Impairment
Impairment
—The Company reviews its long-lived assets, including its amortizable intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable
.
In reviewing for impairment, the carrying value of such assets is compared to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. If such cash flows are not sufficient to support the asset’s recorded value, an impairment charge is recognized to reduce the carrying value of the long-lived asset to its estimated fair value. The determination of future cash flows as well as the estimated fair value of long-lived assets involves significant estimates on the part of management. The Company performs an impairment test on goodwill and indefinite lived assets on an annual basis. The Company performs a qualitative review to determine if it is more likely than not that the fair value of our reporting units is greater their carrying value. If the Company is unable to conclude qualitatively that it is more likely than not that a reporting unit’s fair value exceeds its carrying value, then the Company performs a quantitative assessment of fair value of the reporting unit. The quantitative reviews involve significant estimates on the part of management.

Product Warranties
Product Warranties
—Seamap provide its customers warranties against defects in materials and workmanship generally for a period of three months after delivery of the product. Klein also provides its customers with similar warranties against defects in material and workmanship for an approximate twelve months period subsequent to delivery of the product. The Company maintains an accrual for potential warranty costs based on historical warranty claims. For the fiscal years ended January 31, 2021 and 2020, warranty expense was not material.

Income Taxes
Income Taxes
—The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities which represent differences between the financial and income tax reporting basis of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidence, the likelihood that the deferred tax assets will be recovered from future taxable income.
The weight given to the potential effect of positive and negative evidence is commensurate with the extent to which it can be objectively verified. The preponderance of negative or positive evidence supports a conclusion regarding the need for a valuation allowance for some portion, or all, of the deferred tax asset. The more significant types of evidence considered include the following:

•	projected taxable income in future years;

•	our history of taxable income within a particular jurisdiction;

•	any history of deferred tax assets expiring prior realization;

•	whether the carry forward period is so brief that it would limit realization of tax benefits;

•	other limitations on the utilization of tax benefits;

•	future sales and operating cost projections that will produce more than enough taxable income to realize the deferred tax asset based on existing sales prices and cost structures;

•	our earnings history exclusive of the loss that created the future deductible amount coupled with evidence indicating that the loss is an aberration rather than a continuing condition; and

•	tax planning strategies that will create additional taxable income.

Use of Estimates
Use of Estimates
—The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the amounts reported in these consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, the allowance for doubtful accounts, lease pool valuations, valuation allowance on deferred tax assets, the evaluation of uncertain tax positions, estimated depreciable lives of fixed assets and intangible assets, impairment of fixed assets and intangible assets, valuation of assets acquired and liabilities assumed in business combinations and the valuation of stock options. Future events and their effects cannot be perceived with certainty. Accordingly, these accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of the consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Actual results could differ from these estimates.
Substantial judgment is necessary in the determination of the appropriate levels for the Company’s allowance for doubtful accounts because of the extended payment terms the Company offers to its customers on occasion and the limited financial wherewithal of certain of these customers. As a result, the Company’s allowance for doubtful accounts could change in the future, and such change could be material to the financial statements taken as a whole. The Company must also make substantial judgments regarding the valuation allowance on deferred tax assets and with respect to quantitative analysis prepared in conjunction with impairment analysis related to goodwill and other intangible assets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
—
The Company’s financial instruments consist of accounts and contracts receivable and accounts payable.

The Financial Accounting Standards Board (“FASB”) has issued guidance on the definition of fair value, the framework for using fair value to measure assets hierarchy, which prioritizes the inputs used to measure fair value. These tiers include:

•
Level 1: Defined as observable inputs such as quoted prices in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2: Defined as pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current and contractual prices for the underlying instruments, as well as other relevant economic measures.

•
Level 3: Defined as pricing inputs that are unobservable form objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company measures the fair values of goodwill, intangibles and other long-lived assets on a recurring basis if required by impairment tests applicable to these assets. The Company utilized Level 3 inputs to value intangibles and other long-lived assets as of January 31, 2021. See Notes 10 and 11 to our consolidated financial statements.

Foreign Currency Translation
Foreign Currency Translation
—All balance sheet accounts of the Canadian resident subsidiary for fiscal 2021 and 2020, and for the United Kingdom resident subsidiaries for fiscal 2020, have been translated at the current exchange rate as of the end of the accounting period. Statements of operations items have been translated at average currency exchange rates. The resulting translation adjustment is recorded as a separate component of comprehensive income within stockholders’ equity.

Stock-Based Compensation
Stock-Based Compensation
—Stock-based compensation expense is recorded based on the grant date fair value of share-based awards. Restricted stock awards are valued at the closing price on the date of grant. Determining the grant date fair value for options requires management to make estimates regarding the variables used in the calculation of the grant date fair value. Those variables are the future volatility of our common stock price, the length of time an optionee will hold their options until exercising them (the “expected term”), and the number of options that will be forfeited before they are exercised (the “forfeiture rate”). We utilize various mathematical models in calculating the variables. Share-based compensation expense could be different if we used different models to calculate the variables.

Earnings Per Share
Earnings Per Share
—Net income (loss) per basic common share is computed using the weighted average number of common shares outstanding during the period. Net income (loss) per diluted common share is computed using the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares result from the assumed exercise of outstanding common stock options having a dilutive effect using the treasury stock method, from unvested shares of restricted stock using the treasury stock method and from outstanding common stock warrants. For the fiscal years ended January 31, 2021 and 2020, the following table sets forth the number of potentially dilutive shares that may be issued pursuant to options, restricted stock and warrants outstanding used in the per share calculations.

	Year Ended January 31,
	2021	2020

	(in thousands)
Stock options	48	79
Restricted stock	17	3

Total dilutive shares	65	82

For the fiscal years ended January 31, 2021 and 2020, respectively, potentially dilutive common shares, underlying stock options and unvested restricted stock were anti-dilutive and were therefore not considered in calculating diluted loss per share for those periods.

Reclassifications
Reclassifications
—Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no effect on the results of operations or comprehensive income.

New Accounting Pronouncements	New Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Qualitative and quantitative disclosures are required, and optional practical expedients may be elected. This ASU is effective for the annual period beginning after December 15, 2018, including interim periods within that annual period. Subsequent amendments to the initial guidance have been issued in January 2017, January 2018, and July 2018 within ASU No. 201703, ASU
No. 2018-01,
ASU
No. 2018-10,
and ASU
No. 2018-11
regarding qualitative disclosures, optional practical expedients, codification improvements and an optional transition method to adopt with a cumulative-effect adjustment versus a modified retrospective approach. These updates do not change the core principle of the guidance under ASU
No. 2016-02,
but rather provide implementation guidance. The Company adopted the accounting standard as of February 1, 2019, using the cumulative-effect transition method, which applies the guidance at the beginning of the period of adoption. The Company elected the package of practical expedients permitted, which, among other things, allowed the Company to carry forward the historical lease classification. In addition, the Company made the accounting policy elections to not recognize lease assets and lease liabilities with an initial term of 12 months or less and to not separate lease and non-lease
components. The impact of adoption on the Company’s consolidated balance sheet was the recognition of a ROU asset of $3.0 million and an operating lease liability of $3.0 million, primarily for office and shop space leases that are currently off-balance
sheet. The adoption did not have a material impact on its results of operations nor any material impact on
its cash flows.